INCOME STATEMENT DETAILS (Schedule of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 106	[1]	₪ 177	₪ 206
Advertising and marketing	44		68	30
Selling commissions, net	29	[1]	82	77
Depreciation and amortization (including impairment)	54	[1]	55	55
Operating lease, rent and overhead expenses	23		29	27
Other	13		15	22
Total selling and marketing expenses	₪ 269	[2]	₪ 426	₪ 417

[1]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.